Intangible assets - Schedule of Changes in Intangible Assets and goodwill (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2012
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	R$ 1,170,268	R$ 1,087,484
Acquisitions, intangible assets		88,882
Transfers	2,173
Disposals/ write-offs		(6,098)
Intangible assets and goodwill at end of period	1,358,038	1,170,268
Acquisitions, Total	185,597
IntelAzul S.A. (formerly "Tudo Azul S.A.")
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill			R$ 753,502
Azul Conecta Ltda.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	147,915	147,915
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,486,478	1,325,602
Acquisitions, intangible assets		167,033
Transfers	2,173
Disposals/ write-offs		(6,157)
Intangible assets and goodwill at end of period	1,776,013	1,486,478
Acquisitions, Total	287,362
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	810,948	753,502
Acquisitions, goodwill	134,820	57,446
Transfers	(44,351)
Disposals/ write-offs		0
Intangible assets and goodwill at end of period	901,417	810,948
Cost | Slots
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	82,196	82,196
Acquisitions, goodwill	0
Acquisitions, intangible assets		0
Transfers	44,351
Disposals/ write-offs		0
Intangible assets and goodwill at end of period	126,547	82,196
Cost | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	593,334	489,904
Acquisitions, intangible assets	152,542	109,587
Transfers	2,173
Disposals/ write-offs		(6,157)
Intangible assets and goodwill at end of period	748,049	593,334
Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(316,210)	(238,118)
Acquisitions, intangible assets	(101,765)	(78,151)
Transfers	0
Disposals/ write-offs		59
Intangible assets and goodwill at end of period	(417,975)	(316,210)
Amortization | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(316,210)	(238,118)
Acquisitions, intangible assets	(101,765)	(78,151)
Transfers	0
Disposals/ write-offs		59
Intangible assets and goodwill at end of period	R$ (417,975)	R$ (316,210)
Amortization | Software | Weighted rate
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average rate (p.a.)	17.00%	16.00%